Summary of Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	30 years	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	Indefinite	Indefinite
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	30 years	30 years